Schedule of Asset Retirement Obligations (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 1		155,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 2		71,906
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 3		0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 4		76,298
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 5		16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 6		7,191
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 7		171,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 8		155,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 1	171,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 2	155,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 3	8,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 4	16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 5	179,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 6	171,395